Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Tandem SARs and SARs (Detail) - Stock appreciation rights and tandem stock appreciation rights [member]
	12 Months Ended
	Oct. 31, 2020 yr $ / shares	Oct. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	6.30%	4.50%
Weighted-average fair value | $ / shares	$ 2.78	$ 13.49
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	0.25%	1.48%
Expected price volatility	21.30%	13.00%
Expected life of option	0.00	0.00
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	0.45%	1.88%
Expected price volatility	31.40%	26.10%
Expected life of option	6.10	4.74